Thrivent Money Market Portfolio Investment Objectives and Goals - Thrivent Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Money Market Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Money Market Portfolio (the "Portfolio") seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.